NONCONTROLLING INTERESTS (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Effects of changes in noncontrolling interests on equity
Net loss	$ (3,060)	$ (12,280)	$ (25,793)	$ (313,948)	$ (310,888)	$ (81,872)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Increase in equity due to transactions with holder of noncontrolling interests		2,495
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrollig interests		$ (1,677)	$ (25,337)
Additional interests purchased				300
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests				(348)
Predecessor
Effects of changes in noncontrolling interests on equity
Net loss				(306,481)	$ (306,481)	$ (80,891)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Increase in equity due to transactions with holder of noncontrolling interests				707
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrollig interests				(305,774)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests				707
Parent Company
Effects of changes in noncontrolling interests on equity
Net loss				$ (1,043)